ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 75,452	$ 60,568
Inventory commitment reserve	1,777	1,797
Accrued royalties	18,895	22,960
Accrued payroll and related liabilities	11,300	11,087
Taxes payable (including sales taxes)	4,742	11,861
Product warranties (note 29(b)(iii))	5,951	5,861
Marketing development funds	541	302
Other	9,538	10,410
Total	$ 128,196	$ 124,846